UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.

Address:   80 Raffles Place
           45-01, UOB Plaza
           Singapore 048624


Form 13F File Number: 028-13936


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Tan
Title:  Chief Compliance Officer
Phone:  (65) 6305 2209

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Tan                        Singapore                          5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              14

Form 13F Information Table Value Total:  $       81,219
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACI WORLDWIDE INC            COM              004498101      699    21,300 SH       SOLE                   21,300      0    0
AIRMEDIA GROUP INC           SPONSORED ADR    009411109      116    22,300 SH       SOLE                   22,300      0    0
ASIAINFO-LINKAGE INC         COM              04518A104      866    40,000 SH       SOLE                   40,000      0    0
AU OPTRONICS CORP            SPONSORED ADR    002255107      413    47,000 SH       SOLE                   47,000      0    0
CHINA KANGHUI HLDGS          SPONSORED ADR    16890V100      937    53,491 SH       SOLE                   53,491      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109      832    47,700 SH       SOLE                   47,700      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   32,093   773,507 SH       SOLE                  773,507      0    0
LONGTOP FINL TECHNOLOGIES LT ADR              54318P108    2,400    76,400 SH       SOLE                   76,400      0    0
MAGNACHIP SEMICONDUCTOR CORP DEPOSITARY SHS   55933J203   15,653 1,138,423 SH       SOLE                1,138,423      0    0
MINDRAY MEDICAL INTL LTD     SPON ADR         602675100      504    20,000 SH       SOLE                   20,000      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107   10,490   104,831 SH       SOLE                  104,831      0    0
RDA MICROELECTRONICS INC     SPONSORED ADR    749394102    2,413   168,501 SH       SOLE                  168,501      0    0
SEMILEDS CORP                COM              816645105    7,250   464,449 SH       SOLE                  464,449      0    0
XUEDA ED GROUP               SPONSORED ADR    98418W109    6,553   685,456 SH       SOLE                  685,456      0    0


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